Tax (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of income tax [Abstract]
Schedule of Tax Charges

	2024 £m	2023 £m	2022 £m
UK corporation tax:
Current tax on profit for the year	(1,159)	(1,301)	(1,152)
Adjustments in respect of prior years	89	51	31
	(1,070)	(1,250)	(1,121)
Foreign tax:
Current tax on profit for the year	(122)	(101)	(74)
Adjustments in respect of prior years	3	3	(9)
	(119)	(98)	(83)
Current tax expense	(1,189)	(1,348)	(1,204)
Deferred tax:
Current year	(307)	(583)	124
Adjustments in respect of prior years	2	(54)	221
Deferred tax (expense) credit	(305)	(637)	345
Tax expense	(1,494)	(1,985)	(859)

Schedule of Income Tax Charges	The tax expense is made up as follows:

Tax (expense) credit attributable to policyholders	(137)	30	(54)
Shareholder tax expense	(1,357)	(2,015)	(805)
Tax expense	(1,494)	(1,985)	(859)

Schedule of Reconciliation of the Charge Resulting from Applying the Standard UK Corporation Tax Rate	An explanation of the relationship between tax expense
and accounting profit is set out below.

	2024 £m	2023 £m	2022 £m
Profit before tax	5,971	7,503	4,782
UK corporation tax thereon	(1,493)	(1,763)	(909)
Impact of surcharge on banking profits	(157)	(305)	(339)
Non-deductible costs: conduct charges	(27)	(29)	(5)
Non-deductible costs: bank levy	(37)	(35)	(28)
Other non-deductible costs	(73)	(106)	(70)
Non-taxable income	78	80	138
Tax relief on coupons on other equity instruments	125	124	83
Tax-exempt gains on disposals	98	35	67
Tax losses where no deferred tax recognised	(7)	(2)	11
Remeasurement of deferred tax due to rate changes	–	(14)	60
Differences in overseas tax rates	(9)	6	(63)
Policyholder tax	(75)	(61)	(65)
Deferred tax asset in respect of life assurance expenses	(5)	84	21
Adjustments in respect of prior years	94	–	243
Tax effect of share of results of joint ventures	(1)	1	(3)
Provision for Pillar 2 current income taxes	(5)	–	–
Tax expense	(1,494)	(1,985)	(859)

Schedule of Statutory Position and Tax Disclosure	The Group’s deferred tax assets and liabilities are as follows:

Statutory position	2024 £m	2023 £m	Tax disclosure	2024 £m	2023 £m
Deferred tax assets	5,005	5,185	Deferred tax assets	6,900	7,409
Deferred tax liabilities	(125)	(157)	Deferred tax liabilities	(2,020)	(2,381)
Net deferred tax asset at 31 December	4,880	5,028	Net deferred tax asset at 31 December	4,880	5,028

Schedule of Movements in Deferred Tax Liabilities and Assets	Movements in deferred tax assets and liabilities (before taking into consideration the offsetting of balances within the same taxing jurisdiction) can be summarised as follows:

Deferred tax assets	Tax losses £m	Property, plant and equipment £m	Provisions £m	Long-term assurance business £m	Share- based payments £m	Pension liabilities £m	Derivatives £m	Asset revaluations[1] £m	Other temporary differences £m	Total £m
At 1 January 2023	5,066	506	260	114	36	47	2,423	8	281	8,741
(Charge) credit to the income statement	(283)	(258)	(39)	119	10	–	(84)	–	(179)	(714)
(Charge) credit to other comprehensive income	–	–	–	–	–	–	(672)	42	–	(630)
Other credit to equity	–	–	–	–	12	–	–	–	–	12
At 31 December 2023	4,783	248	221	233	58	47	1,667	50	102	7,409
Charge to the income statement	(133)	(75)	(22)	(167)	(1)	(9)	(63)	–	(10)	(480)
(Charge) credit to other comprehensive income	–	–	–	–	–	–	(9)	16	–	7
Transfer to disposal group	–	–	–	(13)	–	–	–	–	–	(13)
Other charge to equity	–	–	–	–	(23)	–	–	–	–	(23)
At 31 December 2024	4,650	173	199	53	34	38	1,595	66	92	6,900
Deferred tax assets of £13 million have been reclassified as disposal group assets and presented within other assets (see note 24).

Deferred tax liabilities	Capitalised software enhancements £m	Acquisition fair value £m	Pension assets £m	Derivatives £m	Other temporary differences £m	Total £m
At 1 January 2023	(162)	(332)	(1,019)	(541)	(474)	(2,528)
Credit (charge) to the income statement	70	38	(5)	(167)	141	77
Credit to other comprehensive income	–	–	53	–	66	119
Acquisitions	–	(58)	–	–	–	(58)
Exchange and other adjustments	–	–	–	–	9	9
At 31 December 2023	(92)	(352)	(971)	(708)	(258)	(2,381)
(Charge) credit to the income statement	(31)	124	3	164	(85)	175
Credit to other comprehensive income	–	–	154	–	22	176
Exchange and other adjustments	–	–	–	–	10	10
At 31 December 2024	(123)	(228)	(814)	(544)	(311)	(2,020)
1Financial assets at fair value through other comprehensive income.